Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2023 USD ($)
Less Than 1 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 33
Less Than 1 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	7
1-2 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	34
1-2 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	7
2 - 3 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	34
2 - 3 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	7
3 - 4 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	38
3 - 4 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	7
4 - 5 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	47
4 - 5 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	8
5 - 10 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	238
5 - 10 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 39